ACQUISITION OF DECAHEDRON, LTD (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Acquisition Of Decahedron Ltd
Unaudited allocation of purchase price
	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

Intangible assets

The components of the acquired intangible assets were as follows (in thousands):

	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

_____________

(a) U.K Pharmaceutical Wholesale Distribution License

	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

Unaudited Supplemental Pro Forma Data
	Six months Ended June 30,
	2018	2017
Revenues	$20,822,317	$10,421,894
Cost of revenues	19,509,987	9,584,090
Gross profit	1,312,330	837,804

Operating expenses	1,540,663	3,653,255
Operating loss	(228,333)	(2,815,451)

Other income (expense)	(2,039,082)	(129,492)

Income tax (expense)	(28)	(32)

Net loss	$(2,267,443)	$(2,944,975)

Other comprehensive gain (loss)	46,103	(126,677)
Comprehensive net loss	$(2,221,340)	$(3,071,652)

	Years Ended December 31,
	2017	2016
Revenues	$30,206,825	$8,756,772
Cost of revenues	28,256,544	8,128,159
Gross profit	1,950,281	628,613

Operating expenses	6,856,585	991,901
Operating loss	(4,906,304)	(363,288)

Other income (expense)	(1,372,288)	(506,343)

Income tax (expense)	(2,801)	30,803

Net Loss	$(6,281,393)	$(838,828)

Other comprehensive loss	(343,766)	1,940
Comprehensive net loss	$(6,616,159)	$(836,888)